Financial Instruments - Summary of Credit Risk Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning	$ 69	$ 63	$ 44
Translation differences	(2)	2	(1)
Impairment loss recognized/(reversed)	34	5	20
Write offs	(10)	(1)
Balance at the end	$ 91	$ 69	$ 63